Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2020
Equity Accounted Investees
Schedule of last financial statements available for the main equity-accounted investments of Grifols

	Thousand of Euros
	SRAAS	Access Biologicals	GigaGen
Non-current assets	2,617,024	2,795	1,488
Current assets	402,876	19,619	5,610
Cash and cash equivalents	250,073	4,178	13,483
Non-current liabilities	(5,074)	(1,497)	(8,208)
Non-current financial liabilities	—	—	(98)
Current liabilities	(29,088)	(3,670)	(3,096)
Current financial liabilities	(969)	(1,486)	(609)
Net assets	3,234,842	19,939	8,570

	Thousand of Euros
	SRAAS	Access Biologicals	GigaGen
Net revenue	259,429	50,093	1,577
Profit for the year	139,459	17,221	(9,030)

Accounted investees with similar activity to that of the Group
Equity Accounted Investees
Schedule of details of equity accounted investees

		Thousands of Euros		Thousands of Euros
	% ownership	31/12/2020	% ownership	31/12/2019
Access Biologicals LLC	49.00%	46,782	49.00%	49,922
Plasmavita HealthCare	50.00%	—	50.00%	10,368
Shanghai RAAS Blood Products Co., Ltd.	26.20%	1,800,578	—	—
		1,847,360		60,290

Schedule of movement in investments in equity-accounted investees

	Thousands of Euros
	2020	2019
Balance at 1 January	60,290	—
Acquisitions	1,807,351	—
Transfer accounted investees with similar activity to that of the Group	—	147,289
Transfers	(10,674)	(94,127)
Share of profit / (losses)	20,799	8,972
Share of other comprehensive income / translation differences	(20,250)	2,624
Collected dividends	(10,156)	(4,468)
Balance at 31 December	1,847,360	60,290

Access Biologicals
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousand of Euros
	31/12/2020	31/12/2019
Balance at 1 January	49,922	47,742
Share of profit / (losses)	8,962	3,938
Share of other comprehensive income / translation differences	(4,160)	967
Collected dividends	(7,942)	(2,725)
Balance at 31 December	46,782	49,922

Interstated Blood Bank, Inc. Group
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousands of Euros
	31/12/2019
	IBBI	Bio-Blood	PBS	TOTAL 2019
Balance at 1 January	29,595	38,223	21,809	89,627
Transfers	(31,453)	(38,606)	(24,068)	(94,127)
Share of profit / (losses)	6,853	(2,543)	276	4,586
Share of other comprehensive income / translation differences	(3,251)	2,926	1,983	1,658
Collected dividend	(1,744)	—	—	(1,744)
Balance at 31 December	0	0	0	0

Shanghai RAAS Blood Products Co., Ltd.
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

Thousand of Euros
31/12/2020
Balance at 1 January	—
Acquisitions	1,807,351
Share of profit / (losses)	11,531
Share of other comprehensive income / translation differences	(16,090)
Collected dividends	(2,214)
Balance at 31 December	1,800,578

Alkahest, Inc.
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousand of Euros
	31/12/2020	31/12/2019
Balance at 1 January	14,708	28,336
Transfers	(91,023)	—
Share of profit / (losses)	76,414	(14,218)
Share of other comprehensive income / translation differences	(99)	590
Balance at 31 December	0	14,708

Rest of equity accounted investees
Equity Accounted Investees
Schedule of details of equity accounted investees

		Thousands of Euros		Thousands of Euros
	% ownership	31/12/2020	% ownership	31/12/2019
Alkahest, Inc.	100.00%	—	47.58%	14,708
Albajuna Therapeutics, S.L	49.00%	3,378	49.00%	5,228
GigaGen, Inc	43.96%	15,677	43.96%	23,997
Mecwins, S.A.	24.99%	2,605	24.99%	2,338
Medcom Advance, S.A	45.00%	—	45.00%	7,912
		21,660		54,183

Schedule of movement in investments in equity-accounted investees

	Thousands of Euros
	2020	2019	2018

Balance at 1 January	54,183	79,616	219,009

Acquisitions	—	12,369	12,222
Transfers	(91,023)	—	500
Share of profit / (losses)	68,078	(19,744)	(11,038)
Share of other comprehensive income / translation differences	(1,666)	1,736	9,270
Losses for Impairment	(7,912)	(19,794)	—
Collected dividends	—	—	(3,058)
Balance at 31 December	21,660	54,183	226,905

GigaGen
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousand of Euros
	31/12/2020	31/12/2019
Balance at 1 January	23,997	28,363
Share of profit / (losses)	(6,725)	(5,002)
Share of other comprehensive income / translation differences	(1,595)	636
Balance at 31 December	15,677	23,997

Singulex, Inc.
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

Thousand of Euros
31/12/2019
Balance at 1 January	19,256
Share of other comprehensive income / translation differences	538
Losses for Impairment	(19,794)
Balance at 31 December	0